UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		105174 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1640	21050	SHRS		SOLE		21050
Abbott Laboratories	COM	002824100	1798	36906	SHRS		SOLE		36906
American Express	COM	025816109	205	3383	SHRS		SOLE		3383
Amgen Inc		COM	031162100	1325	19396	SHRS		SOLE		19396
Berkshire Hathaway B	COM	084670207	3472	947	SHRS		SOLE		947
Boeing Company		COM	097023105	823	9264	SHRS		SOLE		9264
BP PLC			COM	055622104	1076	16035	SHRS		SOLE		16035
Canon Inc		COM	138006309	2812	49682	SHRS		SOLE		49682
Cascade Finl Corp	COM	147272108	181	10631	SHRS		SOLE		10631
Cisco Systems		COM	17275r102	2291	83818	SHRS		SOLE		83818
CityBank		COM	17770a109	2461	68739	SHRS		SOLE		68739
Coca Cola		COM	191216100	2798	57988	SHRS		SOLE		57988
ConocoPhillips		COM	20825c104	2619	36405	SHRS		SOLE		36405
Consolidated Edison	COM	209115104	1836	38200	SHRS		SOLE		38200
Costco Wholesale	COM	22160k105	2664	50397	SHRS		SOLE		50397
Cutter & Buck		COM	232217109	135	12500	SHRS		SOLE		12500
Daktronics Inc		COM	234264109	1846	50100	SHRS		SOLE		50100
Danaher Inc		COM	235851102	511	7052	SHRS		SOLE		7052
Dell Inc		COM	247025109	934	37216	SHRS		SOLE		37216
EMC Corp		COM	268648102	1174	88960	SHRS		SOLE		88960
Emerson Electric	COM	291011104	1335	30270	SHRS		SOLE		30270
Encana Corp		COM	292505104	1349	29350	SHRS		SOLE		29350
Exxon Mobil		COM	30231g102	4240	55335	SHRS		SOLE		55335
Frontier Financial	COM	35907k105	2388	81695	SHRS		SOLE		81695
General Electric	COM	369604103	1710	45952	SHRS		SOLE		45952
GlaxoSmithKline PLC	COM	37733w105	1816	38820	SHRS		SOLE		38820
Hewlett-Packard		COM	428236103	1927	46784	SHRS		SOLE		46784
Horizon Financial	COM	44041f105	2972	123541	SHRS		SOLE		123541
Ingersoll-Rand Ltd	COM	G4776g101	1473	37650	SHRS		SOLE		37650
Intel Corp		COM	458140100	1786	88174	SHRS		SOLE		88174
IShares Japan		COM	464286848	2496	175900	SHRS		SOLE		175900
IShares Switzerland	COM	464286749	2652	106525	SHRS		SOLE		106525
Johnson & Johnson	COM	478160104	2558	38740	SHRS		SOLE		38740
Kimberly Clark		COM	494368103	1294	19050	SHRS		SOLE		19050
Lilly Eli & Co		COM	532457108	1278	24526	SHRS		SOLE		24526
Medtronic Inc		COM	585055106	1084	20262	SHRS		SOLE		20262
Microsoft		COM	594918104	5288	177081	SHRS		SOLE		177081
Mylan Labs		COM	628530107	1023	51240	SHRS		SOLE		51240
Newmont Mining Corp	COM	651639106	1787	39575	SHRS		SOLE		39575
Novo Nordisk AS		COM	670100205	1372	16410	SHRS		SOLE		16410
Occidental Pete		COM	674599105	508	10405	SHRS		SOLE		10405
Paccar			COM	693718108	4191	64570	SHRS		SOLE		64570
Pepsico			COM	713448108	2897	46320	SHRS		SOLE		46320
Pfizer			COM	717081103	2468	95283	SHRS		SOLE		95283
Plum Creek Timber	COM	729251108	1108	27816	SHRS		SOLE		27816
Procter & Gamble	COM	742718109	2154	33512	SHRS		SOLE		33512
Royal Dutch Shell A	COM	780259206	2672	37750	SHRS		SOLE		37750
Schlumberger Ltd	COM	806857108	864	13680	SHRS		SOLE		13680
Southern Co		COM	842587107	1251	33950	SHRS		SOLE		33950
Starbucks Corp		COM	855244109	2356	66513	SHRS		SOLE		66513
Steinway Musical Ins	COM	858495104	448	14425	SHRS		SOLE		14425
Stryker Corp		COM	863667101	1249	22666	SHRS		SOLE		22666
Tootsie Roll Inds	COM	890516107	834	25513	SHRS		SOLE		25513
Total S A		COM	89151E109	1354	18822	SHRS		SOLE		18822
United Parcel Svc	COM	911312106	1391	18550	SHRS		SOLE		18550
Walgreen Company	COM	931422109	3067	66836	SHRS		SOLE		66836
Wal-Mart Stores		COM	931142103	397	8590	SHRS		SOLE		8590
Washington Federal	COM	938824109	1536	65285	SHRS		SOLE		65285
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